Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financial instruments recorded as assets, Carrying Amount	$ 304,434	$ 80,661
Financial instruments recorded as assets, Estimated Fair Value	294,710	79,227
Financial instruments recorded as assets, Level	2	2
Investment Contracts
Financial instruments recorded as assets, Carrying Amount	304,434	80,661
Financial instruments recorded as assets, Estimated Fair Value	294,710	79,227
Financial instruments recorded as assets, Level	2	2
Cash
Financial instruments recorded as assets, Carrying Amount	1,921	769
Financial instruments recorded as assets, Estimated Fair Value	1,921	769
Financial instruments recorded as assets, Level	1	1
Policy loans
Financial instruments recorded as assets, Carrying Amount	104	110
Financial instruments recorded as assets, Estimated Fair Value
Financial instruments recorded as assets, Level